Warrant Liabilities - Narrative (Details) $ / shares in Units, $ in Thousands		12 Months Ended
	Mar. 31, 2021 tradingDay $ / shares shares	Dec. 31, 2023 USD ($) tradingDay $ / shares shares	Sep. 30, 2022 USD ($) $ / shares shares
Warrant Liabilities [Line Items]
Warrant purchase of ordinary (in shares)		1
Exercise price of per share (in dollars per share) | $ / shares		$ 11.50
Business combination expires (in years)		5 years
Per warrant (in dollars per share) | $ / shares		$ 0.01
Exceeds per share (in dollars per share) | $ / shares		$ 18.00
Threshold trading (in days) | tradingDay		20
Threshold consecutive trading (in days) | tradingDay		30
Fair value | $			$ 21,600
Warrants shares (in shares)			20,000,000
Warrants per share (in dollars per share) | $ / shares			$ 1.08
Sale of warrants (in shares)		6,250,000
Private placement warrant per share (in dollars per share) | $ / shares		$ 1.00
Generating gross proceeds | $		$ 6,250
Forfeited shares of private placement warrants (in shares)		2,875,000
Private warrants in escrow (in shares)		2,875,000
Sponsors agreed to forfeit of private placement warrants (in shares)	2,875,000
Expiration duration (in years)		5 years
First Level Release Target
Warrant Liabilities [Line Items]
Threshold trading (in days) | tradingDay	20
Threshold consecutive trading (in days) | tradingDay	30
Sponsor private warrants (in shares)	1,437,500
Exceeds ordinary per shares (in dollars per share) | $ / shares	$ 12.50
Expiration duration (in years)	5 years
Second Level Release Target
Warrant Liabilities [Line Items]
Threshold trading (in days) | tradingDay	20
Threshold consecutive trading (in days) | tradingDay	30
Exceeds ordinary per shares (in dollars per share) | $ / shares	$ 13.00
Expiration duration (in years)	5 years
Sponsor private warrants (in shares)	1,437,500